Statement of Financial Position - Parenthetical (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	980,000,000	980,000,000
Common Stock, Shares Issued	101,409,500	72,142,000
Common Stock, Shares Outstanding	101,409,500	72,142,000
Warrants Issued	7,000,000	2,400,000
Warrants Outstanding	7,000,000	2,400,000
Preferred Stock Series A
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	9,233,935	5,542,814
Preferred Stock, Shares Outstanding	9,233,935	5,542,814
Preferred Stock Series B
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	2,500,000	2,500,000
Preferred Stock, Shares Issued	1,187,500	1,375,000
Preferred Stock, Shares Outstanding	1,187,500	1,375,000
Preferred Stock Series C
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	7,500,000	7,500,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0